UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2009

Check here if Amendment []; Amendment Number:
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cheyne Capital Management (UK) LLP
Address:   Stornoway House, 13 Cleveland Row, London SW1A 1DH


Form 13F File Number: 028-12483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Simon James

Title:  Compliance Officer

Phone:  +44 (0)20 7031 7560

Signature,  Place,  and  Date  of  Signing:

/s/                                London, England                    10/  /2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              25

Form 13F Information Table Value Total:  $       29,217
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                          VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
ACERGY S A                   SPONSORED ADR     00443E104     1263   100000 SH       SOLE                 100000      0    0
CF INDS HLDGS INC            COM               125269100     1293    15000 SH       SOLE                  15000      0    0
DEERE & CO                   COM               244199105     1438    33500 SH       SOLE                  33500      0    0
FIDELITY NATIONAL FINANCIAL  CL A              31620R105      377    25000 SH       SOLE                  25000      0    0
HANSEN NAT CORP              COM               411310105     1470    40000 SH       SOLE                  40000      0    0
INTERNATIONAL BUSINESS MACHS COM               459200101     1316    11000 SH       SOLE                  11000      0    0
MCDONALDS CORP               COM               580135101     1141    20000 SH       SOLE                  20000      0    0
MERCK & CO INC               COM               589331107     1582    50000 SH       SOLE                  50000      0    0
MORGAN STANLEY               COM NEW           617446448      309    10000 SH       SOLE                  10000      0    0
NASDAQ OMX GROUP INC         COM               631103108      842    40000 SH       SOLE                  40000      0    0
NATIONAL OILWELL VARCO INC   COM               637071101      863    20000 SH       SOLE                  20000      0    0
NATIONAL SEMICONDUCTOR CORP  COM               637640103      571    40000 SH       SOLE                  40000      0    0
NII HLDGS INC                NOTE 2.750% 8/1   62913FAF9      983  1000000 SH       SOLE                1000000      0    0
NOBLE CORPORATION BAAR       NAMEN AKT         H5833N103     1518    40000 SH       SOLE                  40000      0    0
NRG ENERGY INC               COM NEW           629377508      564    20000 SH       SOLE                  20000      0    0
ORACLE CORP                  COM               68389X105     2536   121704 SH       SOLE                 121704      0    0
PEOPLES UNITED FINANCIAL INC COM               712704105     1089    70000 SH       SOLE                  70000      0    0
PFIZER INC                   COM               717081103     1655   100000 SH       SOLE                 100000      0    0
PROCTER & GAMBLE CO          COM               742718109     2317    40000 SH       SOLE                  40000      0    0
RENT A CTR INC NEW           COM               76009N100      566    30000 SH       SOLE                  30000      0    0
TRANSATLANTIC HLDGS INC      COM               893521104     1003    20000 SH       SOLE                  20000      0    0
VALERO ENERGY CORP NEW       COM               91913Y100      582    30000 SH       SOLE                  30000      0    0
WAL MART STORES INC          COM               931142103     2455    50000 SH       SOLE                  50000      0    0
WASHINGTON FED INC           COM               938824109     1012    60000 SH       SOLE                  60000      0    0
XYRATEX LTD                  COM               G98268108      472    49600 SH       SOLE                  49600      0    0